                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number

                           SCUDDER INSTITUTIONAL FUNDS
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                              Baltimore, MD 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 410) 895-500
                                                            ------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                              Baltimore, MD 21202
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Cash Management Fund Institutional

Semiannual Report
to Shareholders

June 30, 2003

Contents

<Click Here> Portfolio Management Review

Cash Management Fund Institutional

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Scudder Cash Management Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Geoffrey Gibbs discusses the market environment and his team's approach to managing Cash Management Fund Institutional during the six-month period ended June 30, 2003.

Q: How did the fund perform over the semiannual period?

A: Over the six months ended June 30, 2003, Cash Management Fund Institutional's seven-day annualized yield declined from 1.28% to 0.98%, primarily reflecting the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002. The Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003, had only a modest impact on the fund's yield because the higher-yielding securities bought by the fund before the rate cut will continue to benefit the fund's yield until these securities mature. At maturity, the proceeds will be reinvested in securities that reflect the current level of rates, which is likely to be lower given the Federal Reserve Board rate cut. For the six-month period ended June 30, 2003, the fund returned 0.56%, compared with the 0.48% average return of the iMoneyNet First Tier Institutional Money Funds Average.1,2

1 iMoneyNet First Tier Institutional Money Funds Average provided by Money Fund Report Average, a service of iMoneyNet, Inc., is an average for categories of similar money market funds.
2 The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Q: Until June 2003, the Federal Reserve Board held interest rates steady through the semiannual period. What dominated money market activity instead?

A: Federal Reserve Board policy still had a major impact on the backdrop to money market activity, as did the US economy.

As 2003 began, investors demonstrated enthusiasm for President George W. Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, the US equity market stumbled again. Gross domestic product (GDP) growth managed to chug along at a rate of 1.4%, but geopolitical uncertainties kept volatility high. In this environment, there was a flight to quality into short-term US Treasuries. In March 2003, the Federal Reserve Board stated that it would not take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making."

During the second quarter of 2003, economic and political conditions improved. A significant number of corporate earnings announcements during the quarter met or exceeded expectations. The $350 billion tax cut and spending incentives recently implemented offered stimulus to the economy. Also, while the journey to freedom and democracy in Iraq is by no means at an end, the conclusion of active military operations toward the end of April provided the financial markets with a welcome sigh of relief. On the other hand, corporate spending remained reluctant and unemployment gradually worsened, keeping consumer spending reined in, with the exception of the housing sector. As a result, estimates for second-quarter GDP remained in the 1.5% to 1.8% range.

On May 6, 2003, the Federal Reserve Board again kept the targeted federal funds rate3 unchanged at 1.25%, but made it clear that it would maintain its accommodative monetary policy. It believed the probability of deflation exceeded that of a pickup in inflation over the next few quarters. Thus, money market yields continued to fall.

3 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

Then, on June 25, 2003, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. This was the 13th time since the start of 2001 that the Federal Reserve Board cut rates, bringing current interest rates to their lowest level since 1958.

Q: In light of recent market conditions, what has been the fund's strategy?

A: By staying disciplined to the purchase of high-quality instruments and actively adjusting sector allocation and the duration of the portfolio as market conditions changed, we were able to produce competitive yields in Cash Management Fund Institutional for the semiannual period.

In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally in the 50- to 55-day range, for most of the semiannual period. As the period began, we maintained a "barbell strategy" whereby we purchased short-dated paper for liquidity and longer-term paper to add duration and to take advantage of the higher yields available at the long end of the money market yield curve. When the yield curve flattened in March 2003, we temporarily adjusted the strategy by focusing purchases at the intermediate portion of the money market yield curve.

During the second quarter of 2003, the majority expectation among our money market portfolio management team was for a 25-basis-point rate cut. When, in the months leading up to the June 25 meeting by the Federal Reserve Board, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. While this led to a temporary reduction in the weighted average maturity of the fund to below 50 days, the decision proved correct. After the Federal Reserve Board's action, rates moved higher, and we used this opportunity to resume purchases of longer-dated securities at rates higher than available immediately before June 25. In addition, the yield curve became positively sloped again, making the purchases of longer-dated securities more attractive. Thus, the weighted average maturity of the fund should soon return to the higher end of its permitted range.

We added callable federal agency securities throughout the period. These securities offered an attractive yield advantage over fixed-rate debt and, since they are guaranteed by the US government, enhanced the fund's average credit quality as well. Indeed, throughout the period, our preference for high-credit-quality issuers in the portfolio did not change.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies and choose securities from only the highest-quality issuers. We will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Financial Statements

Statements of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in the Scudder Cash Management Portfolio	$ 3,437,607,668
Receivable for Fund shares sold	141,076
Other assets	10,254
Total assets	3,437,758,998
Liabilities
Dividend payable	680,102
Payable for Fund shares redeemed	1,500
Accrued administrator service fee	132,148
Other accrued expenses and payables	49,472
Total liabilities	863,222
Net assets, at value	$ 3,436,895,776
Net Assets
Net assets consist of: Undistributed net investment income	77,517
Accumulated net realized gain (loss)	65,209
Paid-in capital	3,436,753,050
Net assets, at value	$ 3,436,895,776
Net Asset Value
Net Asset Value, offering and redemption price per share ($3,436,895,776 / 3,436,753,050 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Net investment income allocated from the Scudder Cash Management Portfolio: Interest	$ 26,204,353
Dividends	1,243,667
Expenses(a)	(3,632,957)
Net investment income allocated from Portfolio	23,815,063
Expenses: Administrator service fees	1,008,669
Audit fees	5,269
Legal fees	5,355
Trustees' fees and expenses	7,053
Reports to shareholders	22,539
Registration fees	4,682
Other	28,446
Total expenses, before expense reductions	1,082,013
Expense reductions	(75,545)
Total expenses, after expense reductions	1,006,468
Net investment income	22,808,595
Net realized gain (loss) from investments	8,394
Net increase (decrease) in net assets resulting from operations	$ 22,816,989

a For the six months ended June 30, 2003, the Advisor to the Scudder Cash Management Portfolio waived fees of which $553,018 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 22,808,595	$ 67,148,042
Net realized gain (loss) on investment transactions	8,394	92,632
Net increase (decrease) in net assets resulting from operations	22,816,989	67,240,674
Distributions to shareholders from: Net investment income	(22,809,430)	(67,147,208)
Fund share transactions: Proceeds from shares sold	34,351,350,187	62,146,489,679
Reinvestment of distributions	17,045,768	59,490,589
Cost of shares redeemed	(34,749,146,666)	(63,078,539,287)
Net increase (decrease) in net assets from Fund share transactions	(380,750,711)	(872,559,019)
Increase (decrease) in net assets	(380,743,152)	(872,465,553)
Net assets at beginning of period	3,817,638,928	4,690,104,481
Net assets at end of period (including undistributed net investment income of $77,517 and $78,352, respectively)	$ 3,436,895,776	$ 3,817,638,928
Other Information
Shares outstanding at beginning of period	3,817,503,761	4,690,062,780
Shares sold	34,351,350,187	62,146,489,679
Shares issued in reinvestment of distributions	17,045,768	59,490,589
Shares redeemed	(34,749,146,666)	(63,078,539,287)
Net increase (decrease) in Fund shares	(380,750,711)	(872,559,019)
Shares outstanding at end of period	3,436,753,050	3,817,503,761

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income (loss)	.006	.017	.04	.06	.05	.05
Net realized and unrealized gain (loss) on investment transactions[b]	-	-	-	-	-	-
Total from investment operations	.006	.017	.04	.06	.05	.05
Less distributions from: Net investment income	(.006)	(.017)	(.04)	(.06)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.56**	1.67	4.16	6.41	5.11	5.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,437	3,818	4,960	4,019	2,962	2,347
Ratio of expenses before expense reductions, including expenses of Scudder Cash Management Portfolio (%)	.26*	.25	.25	.26	.26	.26
Ratio of expenses after expense reductions, including expenses of Scudder Cash Management Portfolio (%)	.23*	.23	.23	.23	.23	.23
Ratio of net investment income (%)	1.13*	1.67	4.00	6.24	5.01	5.34
[a] For the six months ended June 30, 2003 (Unaudited). [b] Amount is less than $.0005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Scudder Institutional Funds (formerly BT Institutional Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. Cash Management Fund Institutional (the "Fund") is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Cash Management Portfolio (the "Portfolio"), an open-end management investment company registered under the 1940 Act. Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information.

On June 30, 2003, the Fund owned approximately 33% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

C. Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

D. Distribution of Income

All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$ 135,167

In addition, during the year ended December 31, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

2002
Distributions from ordinary income*	$ 67,147,208

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

E. Other

The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that Fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. The Fund pays the Administrator an annual fee ("Administrator Service Fee") based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

For the six months ended June 30, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the Fund at 0.23%, including expenses of the Portfolio.

Accordingly, for the six months ended June 30, 2003, the Fund did not impose a portion of its Administrator Service Fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Cash Management Fund Institutional	$ 1,008,669	$ 75,545.05%

Certain officers and Trustees of the Fund are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities. The Fund pays each Trustee not affiliated with Deutsche Bank AG retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2003 there was one shareholder who held 16% of the outstanding shares of the Fund.

Investment Portfolio as of June 30, 2003 (Unaudited)

Scudder Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 41.3%
Abbey National Treasury Services PLC, 2.09%, 7/1/2003	50,000,000	50,000,000
Barclays Bank PLC: 1.24%, 7/14/2003	70,000,000	69,999,748
1.375%, 7/1/2003	200,000,000	200,000,000
Caisse Des Depots Et Consignations, 1.375%, 7/1/2003	200,000,000	200,000,000
Canadian Imperial Bank of Commerce, 1.25%, 3/10/2004	100,000,000	99,997,398
Credit Agricole Indosuez SA, 1.285%, 4/14/2004	135,000,000	134,984,027
Credit Lyonnais SA: 1.05%, 12/31/2003	80,000,000	80,000,000
1.19%, 8/11/2003	100,000,000	100,000,000
1.25%, 8/18/2003	25,000,000	25,000,972
1.35%, 7/1/2003	150,000,000	150,000,000
Danske Bank AS, 1.4%, 7/1/2003	175,000,000	175,000,000
Dexia Bank, 1.4%, 7/1/2003	200,000,000	200,000,000
Dresdner Bank AG, 1.5%, 7/1/2003	200,000,000	200,000,000
First Tennessee Bank NA: 1.2%, 7/2/2003	45,000,000	44,999,924
1.21%, 7/22/2003	60,000,000	59,998,592
1.25%, 7/22/2003	45,000,000	44,999,867
HBOS Treasury Services PLC: 1.23%, 7/29/2003	150,000,000	150,000,000
1.26%, 7/17/2003	40,000,000	40,000,000
1.26%, 7/29/2003	85,000,000	85,000,000
HSBC Bank USA, 2.05%, 7/15/2003	40,000,000	40,000,000
Landesbank Hessen-Thuringen Girozentrale: 2.02%, 7/23/2003	60,000,000	60,000,000
2.06%, 7/23/2003	50,000,000	50,001,470
Lloyds TSB Bank PLC, 0.98%, 8/19/2003	123,000,000	123,000,000
Natexis Banque Populaires, 1.05%, 9/30/2003	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale, 1.18%, 8/11/2003	25,000,000	25,000,000
Northern Rock PLC: 0.95%, 8/26/2003	60,000,000	60,000,000
0.95%, 9/23/2003	25,000,000	25,000,000
1.27%, 7/25/2003	66,000,000	66,000,431
Rabobank Nederland NV, 1.4%, 7/1/2003	300,000,000	300,000,000
Royal Bank of Scotland PLC, 1.04%, 8/12/2003	85,000,000	85,000,000
Societe Generale: 0.92%, 12/23/2003	40,000,000	40,000,000
1.04%, 8/21/2003	100,000,000	100,000,000
1.18%, 11/6/2003	119,000,000	119,113,245
South Trust Bank, 1.32%, 7/1/2003	173,332,841	173,332,841
Toronto Dominion Bank: 0.92%, 12/23/2003	120,000,000	120,000,000
1.315%, 4/15/2004	50,000,000	49,997,030
1.325%, 3/22/2004	47,000,000	46,998,293
UBS AG, 1.375%, 7/1/2003	200,000,000	200,000,000
Unicredito Italiano SpA: 0.94%, 9/24/2003	100,000,000	100,000,000
1.25%, 7/21/2003	40,000,000	40,000,000
1.29%, 7/28/2003	25,000,000	25,000,647
1.3%, 7/21/2003	30,000,000	30,000,000
1.3%, 7/21/2003	30,000,000	30,000,083
1.3%, 7/23/2003	200,000,000	200,000,000
Total Certificates of Deposit and Bank Notes (Cost $4,268,424,568)		4,268,424,568

Commercial Paper 39.1%
Asset Portfolio Funding Corp., 1.05%**, 9/22/2003	112,087,000	111,827,184
Bank of Ireland, 1.21%**, 9/2/2003	25,000,000	24,947,063
Bear Stearns Bank PLC, 1.22%**, 9/3/2003	45,000,000	44,902,400
CAFCO International, 1.18%**, 8/13/2003	35,000,000	34,950,669
CIESCO LP, 1.25%**, 7/8/2003	27,000,000	26,993,438
CIT Group Holdings, Inc.: 0.99%**, 9/12/2003	15,000,000	14,969,888
1.05%**, 8/1/2003	25,000,000	24,977,396
1.06%**, 10/2/2003	25,000,000	24,931,542
1.25%**, 7/30/2003	25,000,000	24,974,826
Citigroup Global Markets, 1.26%**, 7/14/2003	180,000,000	179,918,100
Coca-Cola Enterprises Co.: 1.05%**, 8/4/2003	41,305,000	41,264,039
1.25%**, 7/15/2003	25,000,000	24,987,847
Compass Securitization LLC, 1.01%**, 7/21/2003	25,000,000	24,985,972
Corporate Receivables Corp., 1.15%**, 9/8/2003	75,000,000	74,834,688
CXC, Inc.: 1.17%**, 8/20/2003	50,000,000	49,918,750
1.18%**, 8/19/2003	65,000,000	64,895,603
DEPFA Bank Europe PLC, 1.04%**, 9/12/2003	30,000,000	29,936,733
GE Capital International Funding, Inc.: 1.05%**, 9/11/2003	75,000,000	74,842,500
1.24%**, 7/15/2003	100,000,000	99,951,778
GE Financial Assurance Holdings, Inc.: 1.24%**, 7/21/2003	30,000,000	29,979,333
1.24%**, 7/29/2003	50,000,000	49,951,778
Goldman Sachs Group, Inc.: 0.94%**, 11/21/2003	210,000,000	209,215,883
1.27%**, 9/4/2003	30,000,000	29,931,208
1.38%, 7/23/2003	290,000,000	290,000,000
Grampian Funding LLC: 0.96%**, 7/30/2003	40,675,000	40,643,545
1.23%**, 7/29/2003	50,000,000	49,952,167
Greyhawk Funding LLC: 0.95%**, 8/19/2003	30,000,000	29,961,208
1.0%**, 7/23/2003	60,000,000	59,963,333
1.25%**, 7/10/2003	70,000,000	69,978,125
1.25%**, 7/11/2003	100,000,000	99,965,278
Harris Trust, 1.25%, 7/7/2003	100,000,000	100,000,000
International Lease Finance Corp., 1.27%**, 7/18/2003	37,500,000	37,477,510
J.P. Morgan Chase & Co., 1.25%**, 7/16/2003	50,000,000	49,973,958
Jupiter Securitization Corp., 1.0%**, 7/21/2003	42,000,000	41,976,667
K2 (USA), LLC: 1.0%**, 12/11/2003	29,000,000	28,868,694
1.05%**, 9/30/2003	43,000,000	42,885,871
1.16%**, 11/10/2003	20,000,000	19,914,933
1.28%**, 8/22/2003	20,500,000	20,462,098
1.34%**, 7/3/2003	51,000,000	50,996,203
Lake Constance Funding, 1.24%**, 8/28/2003	48,300,000	48,203,507
Liberty Street Funding Co., 1.0%**, 7/18/2003	25,000,000	24,988,194
Links Finance Corp.: 1.02%**, 8/28/2003	11,000,000	10,981,923
1.22%**, 9/2/2003	40,000,000	39,914,600
Northern Rock PLC, 1.05%**, 8/11/2003	15,000,000	14,982,063
Old Line Funding Corp.: 1.07%**, 7/29/2003	60,000,000	59,950,067
1.25%**, 7/11/2003	20,000,000	19,993,056
Perry Global Funding LLC: 1.23%**, 8/22/2003	50,000,000	49,911,167
1.25%**, 7/25/2003	50,000,000	49,958,333
Prefco, 1.19%**, 7/11/2003	47,000,000	46,984,464
Quincy Capital Corp., 1.08%**, 7/7/2003	100,000,000	99,982,000
REC Capital Corp., 1.05%**, 7/15/2003	161,247,000	161,181,157
Royal Bank of Scotland PLC, 1.25%**, 7/11/2003	100,000,000	99,965,278
RWE AG, 1.05%**, 9/26/2003	40,000,000	39,898,500
Scaldis Capital LLC: 0.96%**, 7/25/2003	204,541,000	204,394,955
1.0%**, 7/15/2003	100,000,000	99,954,811
1.03%**, 7/21/2003	100,000,000	99,942,778
1.24%**, 9/10/2003	28,618,000	28,548,013
1.25%**, 10/8/2003	53,686,000	53,501,454
1.27%**, 7/14/2003	20,000,000	19,990,828
Sheffield Receivables Corp.: 1.19%**, 7/9/2003	100,000,000	99,973,556
1.25%**, 7/10/2003	25,000,000	24,992,188
1.25%**, 7/28/2003	25,000,000	24,976,563
Shell Finance (UK) PLC, 1.66%**, 7/2/2003	25,000,000	24,998,847
Spintab AB, 1.22%**, 8/1/2003	80,000,000	79,915,956
Tango Finance Corp., 1.27%**, 8/1/2003	13,000,000	12,985,783
Verizon Network Funding Group, 1.34%**, 7/1/2003	23,000,000	23,000,000
Wells Fargo Bank, 1.24%, 7/10/2003	72,500,000	72,499,724
Windmill Funding Corp., 1.25%**, 7/8/2003	50,000,000	49,987,847
Total Commercial Paper (Cost $4,037,665,820)		4,037,665,820

Floating Rate Notes 13.6%
Allstate Life Insurance Co., 1.367%*, 7/1/2003	45,000,000	45,000,000
American Honda Finance Corp.: 1.2%*, 3/8/2004	90,000,000	90,000,000
1.256%*, 7/11/2003	35,000,000	35,000,000
1.431%*, 5/10/2004	25,000,000	25,039,646
Bank of Scotland PLC, 1.388%*, 5/28/2004	25,000,000	25,031,911
Beta Finance, Inc.: 1.059%*, 5/17/2004	50,000,000	49,997,813
1.235%*, 2/6/2004	35,000,000	34,998,945
Blue Heron Funding Ltd., 1.074%*, 5/19/2004	24,000,000	24,000,000
Canadian Imperial Bank of Commerce: 1.005%*, 6/21/2004	45,000,000	45,003,056
1.069%*, 5/28/2004	200,000,000	199,972,712
CC (USA), Inc., 1.069%*, 9/15/2003	50,000,000	49,998,965
General Electric Capital Assurance Co.: 1.196%*, 12/29/2003	75,000,000	75,000,000
1.36%*, 9/3/2003	60,000,000	60,000,000
1.36%*, 3/1/2004	20,000,000	20,000,000
General Electric Capital Corp.: 1.399%*, 10/22/2003	20,000,000	20,008,305
1.625%*, 5/14/2004	19,000,000	19,031,521
1.7%*, 3/25/2004	15,000,000	15,020,972
Landesbank Baden Wurttemberg, 1.18%*, 3/15/2004	10,000,000	10,003,563
Morgan Stanley: 1.166%*, 12/1/2003	50,000,000	50,000,000
1.55%*, 7/21/2003	27,000,000	27,000,000
1.55%*, 2/26/2004	60,000,000	60,000,000
New York Life Funding, 1.09%*, 9/22/2003	60,000,000	60,000,000
Nordea Bank Finland PLC, 1.219%*, 9/10/2003	40,000,000	39,997,658
Security Life Denver, 1.41%*, 1/29/2004	50,000,000	50,000,000
Spintab AB, 1.32%*, 1/23/2004	50,000,000	50,010,215
Travelers Insurance Co.: 1.341%*, 4/2/2004	30,000,000	30,000,000
1.369%*, 1/27/2004	50,000,000	50,000,000
Westdeutsche Landesbank AG, 1.064%*, 6/1/2004	150,000,000	149,972,294
Total Floating Rate Notes (Cost $1,410,087,576)		1,410,087,576

US Agency Obligations 4.4%
Federal Home Loan Bank: 1.23%, 7/6/2004	45,000,000	45,000,000
1.25%, 7/2/2004	35,000,000	35,000,000
1.3%, 6/30/2004	50,000,000	50,000,000
1.4%, 5/24/2004	50,000,000	50,000,000
1.425%, 3/8/2004	60,000,000	60,000,000
Federal Home Loan Mortgage Corp.: 1.03%**, 10/31/2003	50,000,000	49,825,472
1.06%**, 10/24/2003	50,000,000	49,830,694
3.25%, 1/15/2004	50,000,000	50,611,782
Federal National Mortgage Association: 1.4%, 4/19/2004	35,000,000	35,000,000
1.47%*, 1/29/2004	30,000,000	30,000,000
Total US Agency Obligations (Cost $455,267,948)		455,267,948

Scudder Cash Management Portfolio

	Shares	Value ($)

Money Market Funds 1.6%
AIM Liquid Assets Portfolio, 1.15%	37,542,850	37,542,850
Federated Prime Cash Obligation Fund, 1.07%	100,000,000	100,000,000
Strong Heritage Money Fund, 0.98%	25,000,000	25,000,000
Total Money Market Funds (Cost $162,542,850)		162,542,850
Total Investment Portfolio - 100.0% (Cost $10,333,988,762) (a)		10,333,988,762

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $10,333,988,762.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 10,333,988,762
Cash	166
Interest receivable	14,265,652
Other assets	42,163
Total assets	10,348,296,743
Liabilities
Payable for shares of beneficial interest redeemed	74,486
Accrued advisory fee	749,864
Accrued administrator service fee	443,856
Other accrued expenses and payables	87,275
Total liabilities	1,355,481
Net assets, at value	$ 10,346,941,262

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Interest	$ 69,456,987
Dividends	3,743,344
Total income	73,200,331
Expenses: Advisory fee	8,069,049
Administrator service fees	2,690,545
Auditing	11,445
Legal	5,766
Trustees' fees and expenses	163,631
Other	222,249
Total expenses, before expense reductions	11,162,685
Expense reductions	(1,481,559)
Total expenses, after expense reductions	9,681,126
Net investment income	63,519,205
Net realized gain (loss) from investment transactions	25,241
Net increase (decrease) in net assets resulting from operations	$ 63,544,446

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 63,519,205	$ 182,233,459
Net realized gain (loss) on investment transactions	25,241	204,166
Net increase (decrease) in net assets resulting from operations	63,544,446	182,437,625
Capital transaction in shares of beneficial interest: Proceeds from capital invested	35,877,311,019	54,331,491,476
Value of capital withdrawn	(36,830,534,502)	(54,140,926,979)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(953,223,483)	190,564,497
Increase (decrease) in net assets	(889,679,037)	373,002,122
Net assets at beginning of period	11,236,620,299	10,863,618,177
Net assets at end of period	$ 10,346,941,262	$ 11,236,620,299

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,347	11,237	10,864	8,806	6,101	5,464
Ratio of expenses before expense reductions (%)	.21*	.20	.20	.20	.20	.20
Ratio of expenses after expense reductions (%)	.18*	.18	.18	.18	.18	.18
Ratio of net investment income (%)	1.18*	1.71	4.04	6.28	5.04	5.37
Total investment return (%)[b]	.59**	1.72	-	-	-	-
[a] For the six months ended June 30, 2003 (Unaudited). [b] Total investment return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

The Scudder Cash Management Portfolio (formerly, Cash Management Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C. Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

D. Other

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to its investment in the Portfolio.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2003 the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.18% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the six months ended June 30, 2003 the Portfolio did not impose a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Scudder Cash Management Portfolio	$ 8,069,049	$ 1,481,559.12%

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Effective April 11, 2003, State Street Bank and Trust Company ("State Street") is the Portfolio's custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

Certain officers and a Trustee of the Portfolio are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Scudder funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 730-1313, option 1 To speak with a fund service representative.
Written correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
Nasdaq Symbol	BICXX
CUSIP Number	811162 106
Fund Number	541

Privacy Statement

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Cash Management Fund Institutional

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche Cash Management Fund Institutional

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    ---------------------------